Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

This Statement of Additional Information dated April 28, 2007 is no longer applicable for Money Market Portfolio. Please refer to the fund's current Statement of Additional Information dated June 29, 2007.

Martin Zinny no longer manages Retailing Portfolio and Construction & Housing Portfolio. Jody Simes no longer manages Materials Portfolio. Aaron Cooper no longer manages Medical Equipment Portfolio. Nora Creedon no longer manages Construction and Housing Portfolio. Yolanda Taylor no longer manages Brokerage and Investment Management Portfolio. All references to Martin Zinny, Jody Simes, Aaron Cooper, Nora Creedon, and Yolanda Taylor have been removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 71.

The following table provides information relating to other accounts managed by Mr. Hornbuckle as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 87	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($87 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Discretionary Portfolio ($42 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Fischer as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 758	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Materials Portfolio ($326 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of April 30, 2007
Evan Hornbuckle	Retailing Portfolio	none
John Harris	Consumer Discretionary Portfolio	none
Duffy Fischer	Materials Portfolio	$1 - $10,000

SELB-07-04 August 1, 2007
1.475630.132

The following table provides information relating to other accounts managed by Mr. Yoon as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 810	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Equipment Portfolio ($810 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Kelley as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 134	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($134 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of May 31, 2007
Edward Yoon	Medical Equipment Portfolio	$10,001 - $50,000
Dan Kelley	Construction and Housing Portfolio	none

The following table provides information relating to other accounts managed by Mr. Hesse as of June 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,145	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($1,081 (in millions) assets managed).

The following information replaces similar information found in the "Fund Holdings Information" section on page 97.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).